October 27, 2023

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard California Tax-Free Funds (the “Trust”)
33-01569

Commissioners:

Enclosed is the 63rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard California Tax-Exempt Bond ETF, a new series of the Trust.

On or around the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments, as appropriate.

Please contact me at jeremy_esperon@vanguard.com or 610-503-7165 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Jeremy Esperon

Jeremy Esperon
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission